EARNINGS PER SHARE - Reconciliation of Numerators and Denominators Used to Calculate Basic and Diluted Earnings per Common Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net earnings attributable to common shareholders – basic and diluted
Continuing operations (in Dollars)	$ 79,841	$ 95,121	$ 97,411
Discontinued operations (in Dollars)	28,137	20,655	21,945
Net earnings (in Dollars)	$ 107,978	$ 115,776	$ 119,356
Basic and diluted common shares outstanding:
Weighted average common shares outstanding – basic (in Shares)	26,503	26,610	26,569
Effect of dilutive shares (in Shares)	163	107	85
Weighted average shares common outstanding – diluted (in Shares)	26,666	26,717	26,654
Net earnings per common share – basic
Continuing operations (in Dollars per share)	$ 3.01	$ 3.57	$ 3.66
Discontinued operations (in Dollars per share)	1.06	0.78	0.83
Net earnings per common share—basic (in Dollars per share)	4.07	4.35	4.49
Net earnings per common share – diluted
Continuing operations (in Dollars per share)	2.99	3.56	3.66
Discontinued operations (in Dollars per share)	1.06	0.77	0.82
Net earnings per common share—diluted (in Dollars per share)	$ 4.05	$ 4.33	$ 4.48